Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries and Variable Interest Entities
The Company’s principal subsidiaries and VIE as of December 31, 2020 are as follows:

	Date of Incorporation	Place of Incorporation	Percentage of Direct or Indirect Ownership	Principal Activities
Subsidiaries:
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
Agora IO, Inc	December 2, 2014	Cayman Islands	100%	Investment holding
Agora IO Hongkong Limited	December 12, 2014	Hong Kong	100%	Investment holding
Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Jiyin Network Technology Co., Ltd. (“Jiyin”)	May 26, 2020	PRC	100%	Provision of services
Agora.IO Ltd	July 25, 2019	United Kingdom	100%	Startup
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Investment holding

VIE:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services
The following financial information set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIE (Zhaoyan) taken as a whole of the Group as of December 31, 2019 and
2020 and for the years ended December 31, 2018, 2019 and 2020, which was included in the accompanying consolidated financial statements of the Group with intercompany transactions eliminated as follows:

	As of December 31,
	2019	2020
	(US$)
Assets
Current assets:
Cash and cash equivalents	$17,308,887	$2,362,068
Short-term investments	—	12,413,983
Accounts receivable, net	14,827,841	23,557,994
Amounts due from related parties	2,445,447	2,090,321
Prepayments and other current assets	886,022	2,704,275
Total current assets	35,468,197	43,128,641
Non-current assets:
Property and equipment, net	3,292,978	8,951,306
Deferred tax assets	387,950	510,500
Other non-current assets	69,968	205,147
Total non-current assets	3,750,896	9,666,953
Total assets	$39,219,093	$52,795,594
Liabilities
Current liabilities:
Accounts payable	2,992,628	5,336,880
Amounts due to related parties	27,780,440	34,198,167
Advances from customers	733,518	1,112,800
Taxes payable	756,020	253,617
Accrued expenses and other current liabilities	3,440,748	5,035,100
Total current liabilities	35,703,354	45,936,564
Total liabilities	$35,703,354	$45,936,564

	Year Ended December 31,
	2018	2019	2020
	(US$)
Total revenues	37,172,123	57,444,924	115,831,093
Net income (loss)	(146,806)	224,905	1,247,450

	Year Ended December 31,
	2018	2019	2020
	(US$)
Net cash and cash equivalents generated from operating activities	2,774,063	9,389,954	3,918,250
Net cash and cash equivalents used in investing activities	(2,251,153)	(998,141)	(18,865,069)
Net cash and cash equivalents used in financing activities	—	—	—